Investments in Joint Ventures and Joint Operations	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Investments in Joint Ventures and Joint Operations	Investments in Joint Ventures and Joint Operations
Investment in Joint Venture
Held by the Group and included in the Statement of Financial Position measured under the equity method:

Name	Class of Shares	Holding	Country of Incorporation	Principal Activity	Registered Address
RE Ventures I, LLC (US)	Ordinary	50%	US	The JV was established to develop novel compounds for rare diseases	251 Little Falls Drive, Wilmington, Delaware 1980
RE Ventures II, LLC (US)	Ordinary	50%	US	The JV was established to develop novel compounds for rare diseases	251 Little Falls Drive, Wilmington, Delaware 1980
During 2019, the Group established a 50% interest in RE Ventures I, LLC with RallyBio which combines the deep therapeutic-area expertise of the RallyBio team with Exscientia’s proprietary AI platform to deliver novel small molecule treatments for certain rare diseases. During 2023, additional capital contributions totalling £1,827,000 (2022: £242,000) were made by the Group.
Under the equity method the joint venture was recognised as follows:

	2023	2022
	£’000	£’000
As at January 1,	—	424
Additional equity	1,827	242
Foreign exchange differences	(9)	25
Share of the losses	(1,645)	(691)
As at December 31,	173	—
Research and development costs totalling £2,174,000 (2022: £302,000) have been recharged to RE Ventures I, LLC, with no contract assets recognised at December 2023 (2022:£nil).
No commitments to provide funding for the joint venture’s capital commitments were present as at either December 31, 2023 or 2022.
The following table illustrates the summarised financial information of the joint venture entity, RE Ventures I, LLC. The Group acquired its interest in the joint venture entity at the point of incorporation and therefore, there were no financials prior to acquisition.

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Operating expenses	(3,274)	(1,720)	(2,304)
Loss for the period	(3,274)	(1,720)	(2,304)
Total Comprehensive Loss	(3,274)	(1,720)	(2,304)

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Cash and cash equivalents	853	253	1,178
Current assets	—	3	91
Current liabilities	(479)	(209)	(78)
Members' surplus	374	47	1,191
During 2022 the Group established a further 50% joint venture with RallyBio, RE Ventures II, LLC, with the same aims. There have been no transactions with this entity and no capital contributions were made from its inception to December 31, 2023.

Joint Operations
Exscientia has a joint contractual arrangement with Evotec AG, which originally entitled each party to 50% ownership over three novel compounds under the collaboration. The joint operation is not structured through a separate legal entity, and it operates from Exscientia and Evotec AG’s respective principal places of business. Evotec exercised its opt-out rights in relation to the arrangement in April 2021, revising downwards their ownership rights at each stage of development of the collaboration's intellectual property, with their ownership rights at 40% as at December 31, 2023. Evotec's ownership reduces further at future stages of development, subject to a minimum level at commercialisation of 10%. As at January 1, 2023 activities were ongoing in relation to one novel compound, EXS21546 ('546). On October 3, 2023 the Company announced that it was discontinuing internal development on '546.
A joint contractual arrangement was entered into between Exscientia and Blue Oak Pharmaceuticals Inc. (“Blue Oak”) on September 25, 2020. On August 8, 2023, Exscientia and Blue Oak Pharmaceuticals Inc. ended this collaboration agreement. The purpose of this arrangement was to collaborate on a project to design dual targeted (bispecific) small molecules for the treatment of neurodegenerative diseases. No settlement amounts were paid as a result of the termination and no impairments of assets were recorded. Both parties retain the right to operate within the target area.
On May 26, 2021 the Group entered into a joint operation with EQRx Inc. (“EQRx”), a Delaware corporation to identify, discover and develop innovative drug candidates for high value therapeutics. The collaboration was ended on October 9, 2023 following the announcement of the acquisition of EQRx by Revolution Medicines Inc., at which point it was agreed that the Group would return the agreed unspent funds advanced to it by EQRx at the initiation of the collaboration in complete satisfaction of the Group’s financial obligations under the collaboration agreement. As part of the arrangement, the Group obtained full and exclusive rights to all intellectual property on the three initial targets that was created during the collaboration. Accordingly, $8,750,000 was transferred to EQRx on October 12, 2023.
On July 1, 2021 the Group entered into a joint operation with GTA as described in note 14 above. The aim of the collaboration is to accelerate the discovery of multiple small molecule therapeutic drug candidates designed to selectively treat aberrant cell cycle driven cancers and build a pipeline of CDK novel therapies, with equal ownership of any pipeline products resulting from the collaboration and costs incurred shared equally between the two parties.
On November 14, 2022 Exscientia entered into a joint operation with MD Anderson to leverage AI in developing novel oncology treatments. The research collaboration will utilise Exscientia’s precision medicine platform to identify novel anti-cancer, cell-intrinsic small-molecule compounds based on jointly identified therapeutic targets. Promising candidates will advance for further development with the team at MD Anderson’s Therapeutics Discovery division. MD Anderson and Exscientia anticipate that successful target discovery programs may be advanced into proof-of-concept clinical trials at MD Anderson. Under the agreement terms, Exscientia and MD Anderson will jointly contribute to and support each program designated to move forward. Any collaboration IP will then be jointly owned with percentage ownership dependent upon costs incurred, with a target cost-sharing ratio of 50%.
No collaboration IP has been capitalised in relation to any of the above joint operations as at December 31, 2023 and 2022 with the exception of the acquired IP intangible relating to the Group's collaboration with GTA as described in note 14.